FAIR VALUE MEASUREMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair value measurements
Period of financial forecasts on which discounted cash flows is based	5 years
Recurring
Fair value measurements
Financial assets	$ 0	$ 0
Financial liabilities	$ 0	$ 0